Contract Receivables, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Contracts Receivable [Abstract]
Contract receivables	$ 30,120,533	$ 24,669,365
Less: allowance for doubtful accounts
Contracts receivable, net	$ 30,120,533	$ 24,669,365